Short-Term Loans (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Loans [Abstract]
Schedule of Short-Term Loans
	June 30, 2026	December 31, 2025
Short-term loans from a financial institution other than banks	2,298,387	$2,901,080
Short-term loans from banks	7,292,309	6,358,092
	$9,590,696	$9,259,172